UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22014
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Pioneer Diversified High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2018 to June 30, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Diversified High Income Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 19, 2019

======================== Diversified High Income Trust =========================

DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 30, 2019   Meeting Type: Annual
Record Date:  APR 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital; Authorize Increase in
      Variable Portion of Capital in
      Accordance with Capitalization Plan
      Approved by Board
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary of Board, Chairmen and
      Members of Audit Committee and
      Corporate Practices and Compensation
      Committee; Approve Their Remuneration;
      Verify Independence Classification of
      Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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PETROQUEST ENERGY, INC.

Ticker:       PQUEQ          Security ID:  716748AK4
Meeting Date: JAN 23, 2019   Meeting Type: Written Consent
Record Date:  NOV 13, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      For          Management
2     Opt Out of the Third Party Release      None      For          Management

========== END NPX REPORT